Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 18	$ 15